Shareholders Equity (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Sep. 25, 2023	Mar. 31, 2024	Sep. 30, 2023	Jul. 22, 2021	Sep. 12, 2020
Common stock, par value		$ 0.20	$ 0.20
Share consolidation and capital increase details	Company consolidated its ordinary shares at a ratio of one-for-eight and, immediately following the share consolidation, the authorized share capital of the Company was increased from $2.5 million divided into 12.5 million ordinary shares of $0.20 par value each to $100 million divided into 500 million ordinary shares of $0.20 par value each, by creation of an additional 487.5 million ordinary shares of $0.20 par value each
Ordinary shares were issued for the redemption		804,000
Redemption of convertible notes		$ 800,000
Common stock, shares authorized		500,000,000	500,000,000
Statutory surplus reserve		10.00%
Statutory reserve		$ 719,996	$ 1,695,629
Ordinary Share [Member]
Common stock, par value		$ 0.001			$ 0.001
Common stock, shares authorized		200,000,000			20,000,000
July 22, 2021 [Member] | Ordinary Share [Member]
Common stock, par value		$ 0.001		$ 0.001
Common stock, shares authorized		600,000,000		200,000,000
Farmmi Inc.
Ownership in subsidiary		50.00%
Statutory reserve		$ 600,000	$ 1,700,000